Derivative Instruments and Hedging Activities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Fair value adjustment	$ 2,300,000	$ 12,500,000	$ 12,200,000
Notional	15,900,000	16,600,000
Derivative Financial Instruments and Hedging Activities (Additional Textual) [Abstract]
Amount of collateral posted with third party	54,600,000	62,600,000
Aggregate fair value of derivative financial instruments in liability position	44,100,000	55,000,000
Investment securities available for sale	87,918,000
Interest rate floor [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Number of interest rate caps	2
Residential Mortgage [Member] | Held For Sale Pipeline [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Notional	90,100,000
Interest rate lock commitments on residential mortgages, fair value adjustments	638,000
Residential Mortgage [Member] | Warehouse Loan [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Notional	98,500,000
Interest rate lock commitments on residential mortgages, fair value adjustments	209,000
Interest rate swaps [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Fair value adjustment	$ 2,200,000	$ 14,600,000	$ 10,300,000